2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Depreciation expense	$ 57,505	$ 51,578	$ 215,155	$ 188,928
Antidilutive shares			0	0
Level 1 [Member]
Fair value of financial instruments			$ 426,522
Level 3 [Member]
Fair value of financial instruments			$ 0